FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 0.1%
HEICO Corporation - Class A	19,200	$ 2,181,120

Banks - 5.5%
First Hawaiian, Inc.	284,000	7,773,080
Home BancShares, Inc.	355,000	9,602,750
M&T Bank Corporation	179,000	27,138,190
Pinnacle Financial Partners, Inc.	105,000	9,309,300
South State Corporation	388,110	30,470,516
		84,293,836
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	200,000	19,164,000

Capital Markets - 7.2%
Brookfield Asset Management, Inc. - Class A	1,653,750	73,591,875
T. Rowe Price Group, Inc.	214,390	36,789,324
		110,381,199
Chemicals - 3.2%
Air Products & Chemicals, Inc.	175,500	49,375,170

Construction Materials - 3.3%
Vulcan Materials Company	297,930	50,275,688

Containers & Packaging - 2.2%
Avery Dennison Corporation	187,000	34,342,550

Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. - Class A (a)	165	63,640,830

Electronic Equipment, Instruments & Components - 8.0%
CDW Corporation	558,200	92,521,650
Zebra Technologies Corporation - Class A (a)	63,720	30,915,670
		123,437,320
Health Care Equipment & Supplies - 3.5%
STERIS plc	17,500	3,333,400

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care Equipment & Supplies - 3.5% (Continued)
Stryker Corporation	208,000	$ 50,664,640
		53,998,040
Household Durables - 0.6%
NVR, Inc. (a)	1,890	8,903,658

Insurance - 10.7%
Brown & Brown, Inc.	1,919,392	87,735,408
Hanover Insurance Group, Inc. (The)	61,100	7,910,006
Markel Corporation (a)	60,850	69,345,877
		164,991,291
IT Services - 7.4%
Black Knight, Inc. (a)	508,611	37,632,128
Broadridge Financial Solutions, Inc.	72,900	11,160,990
Fidelity National Information Services, Inc.	233,400	32,818,374
Genpact Ltd.	741,600	31,755,312
		113,366,804
Machinery - 14.0%
Graco, Inc.	716,650	51,326,473
IDEX Corporation	476,750	99,793,310
Illinois Tool Works, Inc.	289,950	64,229,724
		215,349,507
Multi-Line Retail - 1.9%
Dollar General Corporation	146,300	29,643,306

Oil Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	483,000	35,031,990

Road & Rail - 2.5%
Landstar System, Inc.	230,721	38,082,808

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	222,950	34,575,086
Microchip Technology, Inc.	80,000	12,417,600
		46,992,686
Specialty Retail - 13.6%
AutoZone, Inc. (a)	26,700	37,494,810

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Specialty Retail - 13.6% (Continued)
CarMax, Inc. (a)	559,944	$ 74,282,171
Ross Stores, Inc.	810,688	97,209,598
		208,986,579
Trading Companies & Distributors - 2.5%
Fastenal Company	780,900	39,263,652

Total Common Stocks (Cost $494,239,577)		$ 1,491,702,034

MONEY MARKET FUNDS - 3.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $50,450,394)	50,450,394	$ 50,450,394

Total Investments at Value - 100.1% (Cost $544,689,971)		$ 1,542,152,428

Liabilities in Excess of Other Assets - (0.1%)		(1,599,299)

Net Assets - 100.0%		$ 1,540,553,129

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Aerospace & Defense - 1.9%
HEICO Corporation - Class A	90,305	$ 10,258,648

Banks - 2.7%
First Hawaiian, Inc.	535,800	14,664,846

Building Products - 6.1%
Trane Technologies plc	200,300	33,161,668

Capital Markets - 1.0%
T. Rowe Price Group, Inc.	32,400	5,559,840

Chemicals - 5.2%
Air Products & Chemicals, Inc.	100,500	28,274,670

Commercial Services & Supplies - 1.7%
Cintas Corporation	26,950	9,198,305

Commercial Support Services - 0.9%
Republic Services, Inc.	50,550	5,022,142

Construction Materials - 3.2%
Vulcan Materials Company	102,830	17,352,563

Containers & Packaging - 4.1%
Avery Dennison Corporation	120,500	22,129,825

Distributors - 3.5%
Pool Corporation	53,900	18,608,436

Electronic Equipment, Instruments & Components - 6.7%
CDW Corporation	217,000	35,967,750

Equity Real Estate Investment Trusts (REITs) - 2.7%
Digital Realty Trust, Inc.	104,000	14,647,360

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Food Products - 0.4%
McCormick & Company, Inc.	26,700	$ 2,380,572

Health Care Equipment & Supplies - 6.5%
STERIS plc	40,765	7,764,917
Stryker Corporation	111,000	27,037,380
		34,802,297
Industrial Conglomerates - 2.1%
Roper Technologies, Inc.	28,000	11,293,520

Insurance - 8.8%
Arthur J. Gallagher & Company	239,920	29,934,818
Hanover Insurance Group, Inc. (The)	137,200	17,761,912
		47,696,730
IT Services - 13.4%
Broadridge Financial Solutions, Inc.	159,400	24,404,140
Genpact Ltd.	508,300	21,765,406
Jack Henry & Associates, Inc.	90,008	13,656,014
Paychex, Inc.	128,450	12,590,669
		72,416,229
Machinery - 4.1%
Graco, Inc.	74,450	5,332,109
IDEX Corporation	81,174	16,991,342
		22,323,451
Semiconductors & Semiconductor Equipment - 11.0%
Entegris, Inc.	253,000	28,285,400
Microchip Technology, Inc.	201,000	31,199,220
		59,484,620
Specialty Retail - 5.1%
Ross Stores, Inc.	228,686	27,421,738

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Trading Companies & Distributors - 3.3%
Fastenal Company	349,000	$ 17,547,720

Total Common Stocks (Cost $275,801,419)		$ 510,212,930

MONEY MARKET FUNDS - 5.6%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (a) (Cost $30,104,740)	30,104,740	$ 30,104,740

Total Investments at Value - 100.0% (Cost $305,906,159)		$ 540,317,670

Liabilities in Excess of Other Assets - (0.0%) (b)		(57,392)

Net Assets - 100.0%		$ 540,260,278

(a)	The rate shown is the 7-day effective yield as of March 31, 2021.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Banks - 13.4%
Cambridge Bancorp	76,031	$ 6,410,934
Home BancShares, Inc.	250,000	6,762,500
Pinnacle Financial Partners, Inc.	168,000	14,894,880
South State Corporation	121,606	9,547,287
		37,615,601
Commercial Services & Supplies - 2.4%
Healthcare Services Group, Inc.	238,455	6,683,894

Diversified Consumer Services - 8.8%
Carriage Services, Inc.	235,000	8,269,650
frontdoor, inc. (a)	214,000	11,502,500
OneSpaWorld Holdings Ltd. (a)	476,283	5,072,414
		24,844,564
Food Products - 6.1%
Hostess Brands, Inc. (a)	553,000	7,930,020
Nomad Foods Ltd. (a)	338,000	9,281,480
		17,211,500
Gas Utilities - 4.3%
Brookfield Infrastructure Corporation - Class A	157,610	12,036,675

Health Care Equipment & Supplies - 1.9%
Natus Medical, Inc. (a)	205,000	5,250,050

Health Care Providers & Services - 1.8%
U.S. Physical Therapy, Inc.	50,000	5,205,000

Hotels, Restaurants & Leisure - 3.7%
Choice Hotels International, Inc.	97,000	10,407,130

Insurance - 4.9%
Trisura Group Ltd. (a)	94,620	9,085,412
White Mountains Insurance Group Ltd.	4,150	4,626,835
		13,712,247

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
IT Services - 5.0%
ExlService Holdings, Inc. (a)	156,000	$ 14,064,960

Machinery - 2.9%
Franklin Electric Company, Inc.	104,500	8,249,230

Media - 2.8%
Boston Omaha Corporation - Class A (a)	265,000	7,833,400

Multi-Line Retail - 2.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	71,000	6,177,000

Professional Services - 5.2%
CBIZ, Inc. (a)	449,135	14,668,749

Real Estate Management & Development - 6.5%
Colliers International Group, Inc.	120,000	11,788,800
FRP Holdings, Inc. (a)	132,100	6,501,962
		18,290,762
Real Estate Owners & Developers - 2.8%
Dream Finders Homes, Inc. - Class A (a)	325,000	7,822,750

Road & Rail - 3.9%
Landstar System, Inc.	65,700	10,844,442

Software - 4.8%
Descartes Systems Group, Inc. (The) (a)	96,500	5,877,815
SPS Commerce, Inc. (a)	77,700	7,716,387
		13,594,202
Specialty Retail - 8.3%
Floor & Decor Holdings, Inc. - Class A (a)	28,700	2,740,276
Monro, Inc.	172,000	11,317,600

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Specialty Retail - 8.3% (Continued)
Penske Automotive Group, Inc.	114,000	$ 9,147,360
23,205,236

Total Common Stocks (Cost $165,324,767)		$ 257,717,392

MONEY MARKET FUNDS - 8.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $23,489,729)	23,489,729	$ 23,489,729

Total Investments at Value - 100.0% (Cost $188,814,496)		$ 281,207,121

Liabilities in Excess of Other Assets - (0.0%) (c)		(79,496)

Net Assets - 100.0%		$ 281,127,625

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2021 (Unaudited)

1. Organization

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Each Fund is authorized to issue two classes of shares; Investor Shares and Institutional Shares. The Investor Shares and Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of March 31, 2021:

FAM Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,491,702,034	$ -	$ -	$ 1,491,702,034
Money Market Funds	50,450,394	-	-	50,450,394

Total	$ 1,542,152,428	$ -	$ -	$ 1,542,152,428

FAM Dividend Focus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 510,212,930	$ -	$ -	$ 510,212,930
Money Market Funds	30,104,740	-	-	30,104,740

Total	$ 540,317,670	$ -	$ -	$ 540,317,670

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 257,717,392	$ -	$ -	$ 257,717,392
Money Market Funds	23,489,729	-	-	23,489,729

Total	$ 281,207,121	$ -	$ -	$ 281,207,121

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended March 31, 2021.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of March 31, 2021:

	FAM Value	FAM Dividend	FAM Small
	Fund	Focus Fund	Cap Fund

Tax cost of portfolio investments	$ 544,689,971	$ 305,906,159	$ 188,814,496

Gross unrealized appreciation	$ 998,838,395	$ 235,550,875	$ 97,398,428
Gross unrealized depreciation	(1,375,938)	(1,139,364)	(5,005,803)

Net unrealized appreciation	$ 997,462,457	$ 234,411,511	$ 92,392,625